Summary of Significant Unobservable Inputs Used in Fair Value Measurements Categorized Within Level 3 of Fair Value Hierarchy (Detail) - Level 3 - Option Pricing Method $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Rate for Debt Investment | Discount Rate for Future Cash Flows
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount rate for future cash flows	38.5	38.5
Rate for Debt Investment | Discount for Lack of Marketability (“DLOM”)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount for lack of marketability (“DLOM”)	12
Rate for Debt Investment | Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Volatility	29
Rate for Debt Investment | Minimum | Discount for Lack of Marketability (“DLOM”)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount for lack of marketability (“DLOM”)		4
Rate for Debt Investment | Minimum | Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Volatility		28
Rate for Debt Investment | Maximum | Discount for Lack of Marketability (“DLOM”)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount for lack of marketability (“DLOM”)		12
Rate for Debt Investment | Maximum | Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Volatility		31
Rate for Equity Investment | Discount Rate for Future Cash Flows
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount rate for future cash flows	38.5	38.5
Rate for Equity Investment | Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Volatility	29
Rate for Equity Investment | Minimum | Discount for Lack of Marketability (“DLOM”)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount for lack of marketability (“DLOM”)	12	6
Rate for Equity Investment | Minimum | Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Volatility		28
Rate for Equity Investment | Maximum | Discount for Lack of Marketability (“DLOM”)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount for lack of marketability (“DLOM”)	30	12
Rate for Equity Investment | Maximum | Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Volatility		31
Debt Securities | Discount Rate for Future Cash Flows
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Changes of Fair Value, If the Rate of Input changes by -1%	$ 90	$ 372
Changes of Fair Value, If the Rate of Input changes by +1%	121	262
Debt Securities | Discount for Lack of Marketability (“DLOM”)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Changes of Fair Value, If the Rate of Input changes by -1%	63	93
Changes of Fair Value, If the Rate of Input changes by +1%	(63)	(93)
Debt Securities | Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Changes of Fair Value, If the Rate of Input changes by -1%	22	23
Changes of Fair Value, If the Rate of Input changes by +1%	86	24
Equity Securities | Discount Rate for Future Cash Flows
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Changes of Fair Value, If the Rate of Input changes by -1%	67	175
Changes of Fair Value, If the Rate of Input changes by +1%	(58)	(170)
Equity Securities | Discount for Lack of Marketability (“DLOM”)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Changes of Fair Value, If the Rate of Input changes by -1%	4	26
Changes of Fair Value, If the Rate of Input changes by +1%	(3)	(25)
Equity Securities | Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Changes of Fair Value, If the Rate of Input changes by -1%	3	16
Changes of Fair Value, If the Rate of Input changes by +1%	$ (2)	$ (10)